Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restricted Net Assets [Line Items]
Minimum percentage of after-tax income to reserve fund before payment of dividends, required by local government	10.00%
Restricted net assets	$ 510,646	$ 474,595
Paid in capital and statutory reserves [Member] | VIEs and VIEs' Subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	269,612	246,880
Paid in capital and statutory reserves [Member] | PRC subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 241,034	$ 227,715